Schedule Of Warrant Fair Value (Details) $ in Thousands	12 Months Ended
Sep. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Warrants	$ 155
Level 1 Of Fair Values Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Warrants	0
Level 2 Of Fair Values Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Warrants	155
Level 3 Of Fair Values Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Warrants	$ 0